Total
BNY Mellon Small/Mid Cap Multi-Strategy Fund
Fund Summary BNY Mellon Small/Mid Cap Multi-Strategy Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Small/Mid Cap Multi-Strategy Fund	Class M Shares	Investor Shares
Investment advisory fees	0.75%	0.75%
Shareholder services fees	none	0.25%
Administration fees	0.12%	0.12%
Miscellaneous other expenses	0.08%	0.08%
Total other expenses	0.20%	0.45%
Total annual fund operating expenses	0.95%	1.20%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Small/Mid Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	97	303	525	1,166
Investor Shares	122	381	660	1,455

Expense Example No Redemption - BNY Mellon Small/Mid Cap Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	97	303	525	1,166
Investor Shares	122	381	660	1,455

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57.41% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with market capitalizations that are within the market capitalization range of the smallest company included in the Russell 2000® Index and the largest company included in the Russell Midcap® Index. This corresponds to companies with market capitalizations as of November 30, 2020 of between approximately $33 million and $60 billion. As of November 30, 2020, the weighted average market capitalizations of the Russell 2000® Index and the Russell Midcap® Index were approximately $3 billion and $20 billion, respectively, and the median market capitalizations of the Russell 2000® Index and the Russell Midcap® Index were approximately $776 million and $9 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by BNYM Investment Adviser that invest primarily in equity securities issued by small cap and mid cap companies. The fund is designed to provide exposure to various small cap and mid cap equity portfolio managers and investment strategies and styles. The fund invests principally in common stocks. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

BNYM Investment Adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Opportunistic Small/Mid Cap Strategy	40%	0% to 50%
Small/Mid Cap Value Strategy	30%	0% to 40%
Small/Mid Cap Growth Strategy	30%	0% to 40%

BNYM Investment Adviser has the discretion to change the investment strategies and the target allocations and ranges when BNYM Investment Adviser deems it appropriate.

The portion of the fund's assets allocated to the Opportunistic Small/Mid Cap Strategy normally is invested primarily in equity securities of small cap and mid cap companies. In constructing this portion of the fund's portfolio, the portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. The portfolio managers responsible for the Opportunistic Small/Mid Cap Strategy select securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

The portion of the fund's assets allocated to the Small/Mid Cap Value Strategy normally is invested primarily in equity securities of small cap and mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The portfolio managers responsible for the Small/Mid Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

The portion of the fund's assets allocated to the Small/Mid Cap Growth Strategy normally is invested primarily in equity securities of small cap and mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers employ a growth-oriented investment style, which means the portfolio managers seek to identify those small cap and mid cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Small/Mid Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best. The portion of the fund's assets allocated to the Small/Mid Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

● Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

● Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

● Market sector risk. To the extent the fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2500™ Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of small to mid cap value stocks and an index of small to mid cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012 and April 28, 2014. From August 20, 2012 to April 28, 2014, the fund’s investment adviser selected securities for the fund using a disciplined investment process that combined quantitative modeling techniques, fundamental analysis and risk management. Prior to August 20, 2012, the fund’s investment adviser selected securities for the fund using proprietary computer models, along with fundamental analysis, to identify and rank stocks within industries or sectors, based on several characteristics, including value, growth and financial profile. Different investment strategies may lead to different performance results. The fund's performance for the periods from August 20, 2012 through April 27, 2014 and prior to August 20, 2012 shown in the bar chart and table reflects the fund's investment strategy in effect during those periods.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q1, 2019: 18.44% Worst Quarter Q3, 2011: -24.85% The year-to-date total return of the fund's Class M shares as of September 30, 2020 was 5.66%.
Average Annual Total Returns as of 12/31/19
Average Annual Returns - BNY Mellon Small/Mid Cap Multi-Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	28.11%	9.06%	10.39%
Investor Shares	27.79%	8.77%	10.09%
After Taxes on Distributions | Class M Shares	26.94%	7.00%	8.22%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	17.43%	6.72%	7.89%
Russell 2500™ Index reflects no deductions for fees, expenses or taxes	27.77%	8.93%	12.58%
Russell 2500™ Value Index reflects no deductions for fees, expenses or taxes	23.56%	7.18%	11.25%
Russell 2500™ Growth Index reflects no deductions for fees, expenses or taxes	32.65%	10.84%	14.01%